Performance Management	May 01, 2026
RMB Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of indexes providing a broad measure of market performance. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses. Returns shown for periods prior to July 1, 2016 were generated under the management of the Fund’s former investment adviser.
The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The returns in the performance table reflect any applicable sale charges. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance Past Does Not Indicate Future [Text]	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of indexes providing a broad measure of market performance.
Performance Additional Market Index [Text]	The returns of this additional index provide an additional comparison for the Fund’s performance against that of a broad measure of the U.S. equity market.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Bar Chart [Heading]	RMB Fund – Return for Class A Shares
Bar Chart Closing [Text Block]	Best Quarter: 22.00% in 2nd Quarter of 2020 Worst Quarter: -23.73% in 1st Quarter of 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the following periods ended 12/31/2025)
Performance Table Does Reflect Sales Loads	The returns in the performance table reflect any applicable sale charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund Shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Footnotes	The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund Shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
2Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares, excluding the front-end sales charge that is applicable to Class A shares but not applicable to Class I shares. Class I shares are also not subject to the distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares prior to February 1, 2017.
3The returns of this additional index provide an additional comparison for the Fund’s performance against that of a broad measure of the U.S. equity market.

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB Mendon Financial Services Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that more closely reflects the market segment in which the Fund invests. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses.
The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The returns in the performance table reflect any applicable sales charges. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance Past Does Not Indicate Future [Text]	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that more closely reflects the market segment in which the Fund invests.
Performance Additional Market Index [Text]	The returns of this additional index provide an additional comparison for the Fund's performance against that of an index that more closely reflects the market segment in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Bar Chart [Heading]	RMB Mendon Financial Services Fund – Return for Class A Shares
Bar Chart Closing [Text Block]	Best Quarter: 44.15% in the 4th Quarter of 2020 Worst Quarter: -42.59% in the 1st Quarter of 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	44.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(42.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the following periods ended 12/31/2025)
Performance Table Does Reflect Sales Loads	The returns in the performance table reflect any applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Footnotes	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares, excluding the front-end sales charge that is applicable to Class A shares but not applicable to Class I shares. Class I shares are also not subject to the distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares prior to February 1, 2017.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance Past Does Not Indicate Future [Text]	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	RMB International Fund – Return for Class I Shares
Bar Chart Closing [Text Block]	Best Quarter: 15.55% in the 4th Quarter of 2020 Worst Quarter: -21.52% in the 1st Quarter of 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the following periods ended 12/31/2025)
Performance Table Does Reflect Sales Loads	The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Footnotes	Class I shares commenced investment operations on December 27, 2017.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. No returns are provided for Investor Class shares, which have not been offered for sale.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB SMID Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that more closely reflects the market segment in which the Fund invests. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
The Fund commenced operations upon completion of the reorganization of the IronBridge SMID Cap Fund (the “IronBridge Predecessor Fund”), a series of IronBridge Funds, Inc., into the Fund, which occurred on June 21, 2019 (the “IronBridge Reorganization”). As a result of the IronBridge Reorganization, the performance and accounting history of the IronBridge Predecessor Fund were assumed by the Fund’s Class I shares. Prior to June 21, 2019, the performance shown is that of the IronBridge Predecessor Fund, which commenced operations on July 23, 2010.
Performance Past Does Not Indicate Future [Text]	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that more closely reflects the market segment in which the Fund invests.
Performance Additional Market Index [Text]	The returns of this additional index provide an additional comparison for the Fund's performance against that of an index that more closely reflects the market segment in which the Fund invests.
Bar Chart [Heading]	RMB SMID Cap Fund – Return for Class I Shares
Bar Chart Closing [Text Block]	Best Quarter:25.40% in the 2nd Quarter of 2020 Worst Quarter: -25.28% in the 1st Quarter of 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the following periods ended 12/31/2025)
Performance Table Does Reflect Sales Loads	The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. No returns are provided for Investor Class shares, which have not been offered for sale.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392